UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	430 Cowper Street, Suite 200
		Palo Alto, CA  94301

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	650-321-4000

Signature, Place and Date of Signing:
Bradley R. Kent		Palo Alto, CA		May 15, 2002
	[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are
	reported by other reporting manager(s).)
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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		15

Form 13F Information Table Value Total:		116,944 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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NAME OF ISSUER			TITLE OF		  CUSIP		VALUE		SHARES   INV.   OTHER	VOTING AUTH
					CLASS						X1000			   DISC   MGR	SOLE

SUMMA INDUSTRIES               PREFERRED            9394690          5656       5,000   SOLE            5,000
AMERICAN DENTAL PARTNERS       COMMON             025353103         11309   1,184,150   SOLE        1,184,150
CTB INTERNATIONAL CORP         COMMON             125960104           348      23,000   SOLE           23,000
DRESS BARN INC                 COMMON             261570105         18785     634,400   SOLE          634,400
DUCATI MOTOR HOLDINGS S.P.     ADR                264066101          1279      79,200   SOLE           79,200
DREW INDS INC                  COMMON             26168L205           165      13,000   SOLE           13,000
BOYDS COLLECTION LTD           COMMON             103354106          6805   1,038,900   SOLE        1,038,900
INTERSTATE NATIONAL DEALER     COMMON             46102P104          3093     613,700   SOLE          613,700
LEARNING TREE INTERNATIONAL    COMMON             522015106          3279     135,500   SOLE          135,500
MAXWELL SHOE CO INC-CL A       CLASS A COMMON      57766108         21808   1,363,000   SOLE        1,363,000
NCO GROUP INC                  COMMON             628858102         15215     548,100   SOLE          548,100
PARTY CITY CORP                COMMON             702145103           444      30,800   SOLE           30,800
REGIS CORP-MINN                COMMON             758932107          7472     266,100   SOLE          266,100
SS&C TECHNOLOGIES INC          COMMON             85227Q100         17988   1,746,375   SOLE        1,746,375
SUMMA INDS                     COMMON             86562T105          3298     364,456   SOLE          364,456


